Nuveen Variable Rate Preferred & Income Fund
Portfolio of Investments October 31, 2022
(Unaudited)
NPFD
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 157.9%   (100.0% of Total Investments)
X 460,103,423 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 100.1% (63.4% of Total Investments)
X 460,103,423
Automobiles - 4.1%
$ 12,331 General Motors Financial Co Inc (3) 5.750% N/A (4) BB+ $ 10,110,187
10,000 General Motors Financial Co Inc 5.700% N/A (4) BB+ 8,500,000
22,331 Total Automobiles 18,610,187
Banks - 41.3%
7,810 Bank of America Corp 6.250% N/A (4) BBB+ 7,602,547
2,219 Bank of America Corp 6.100% N/A (4) BBB+ 2,141,335
3,000 Bank of America Corp 6.300% N/A (4) BBB+ 2,925,180
5,000 Bank of America Corp 6.500% N/A (4) BBB+ 4,962,500
6,100 Bank of America Corp 4.375% N/A (4) BBB+ 4,895,250
3,375 Citigroup Inc 5.950% N/A (4) BBB- 3,054,981
8,000 Citigroup Inc 5.000% N/A (4) BBB- 7,117,600
2,875 Citigroup Inc 6.250% N/A (4) BBB- 2,774,663
16,995 Citigroup Inc 6.300% N/A (4) BBB- 15,847,837
1,877 Citigroup Inc 4.150% N/A (4) BBB- 1,466,117
4,290 Citizens Financial Group Inc 4.000% N/A (4) BB+ 3,393,460
2,500 Citizens Financial Group Inc 6.375% N/A (4) BB+ 2,279,384
6,050 CoBank ACB 6.450% N/A (4) BBB+ 5,868,543
4,095 Fifth Third Bancorp 4.500% N/A (4) Baa3 3,756,482
5,600 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (5)
7.265% N/A (4) BB- 5,537,000
2,700 Goldman Sachs Group Inc/The 3.800% N/A (4) BBB- 2,075,481
5,190 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (4) BBB 6,363,054
8,400 Huntington Bancshares Inc/OH 5.625% N/A (4) Baa3 7,634,310
1,245 JPMorgan Chase & Co 3.650% N/A (4) BBB+ 1,030,175
3,500 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 3,426,745
8,130 JPMorgan Chase & Co 5.000% N/A (4) BBB+ 7,490,169
13,750 JPMorgan Chase & Co (3) 6.750% N/A (4) BBB+ 13,750,000
4,789 KeyCorp 5.000% N/A (4) Baa3 4,194,459
6,000 M&T Bank Corp 5.125% N/A (4) Baa2 5,230,101
2,020 M&T Bank Corp 3.500% N/A (4) Baa2 1,496,576
990 PNC Financial Services Group Inc/The 6.200% N/A (4) Baa2 937,728
2,800 PNC Financial Services Group Inc/The 3.400% N/A (4) Baa2 2,089,500
2,825 PNC Financial Services Group Inc/The 6.000% N/A (4) Baa2 2,620,188
3,534 PNC Financial Services Group Inc/The 5.000% N/A (4) Baa2 3,025,880
2,820 Regions Financial Corp 5.750% N/A (4) Baa3 2,735,400
4,470 SVB Financial Group 4.700% N/A (4) Baa2 2,983,725
4,000 SVB Financial Group 4.000% N/A (4) Baa2 2,799,183
12,368 Truist Financial Corp (3) 4.800% N/A (4) Baa2 11,103,372
1,970 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (5)
6.395% N/A (4) Baa2 1,910,900
8,195 Truist Financial Corp 5.100% N/A (4) Baa2 7,171,226
16,208 Wells Fargo & Co 3.900% N/A (4) Baa2 13,760,592
4,000 Wells Fargo & Co 5.900% N/A (4) Baa2 3,627,500
7,929 Wells Fargo & Co 5.875% N/A (4) Baa2 7,611,840
1,200 Zions Bancorp NA 7.200% N/A (4) BB+ 1,206,000
208,819 Total Banks 189,896,983
Capital Markets - 7.1%
2,405 Bank of New York Mellon Corp/The 4.700% N/A (4) Baa1 2,302,788
3,000 Charles Schwab Corp/The 4.000% N/A (4) BBB 2,466,450
11,373 Charles Schwab Corp/The 5.375% N/A (4) BBB 11,102,891
5,700 Goldman Sachs Group Inc/The 4.125% N/A (4) BBB- 4,474,500

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

NPFD
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Capital Markets (continued)
$ 5,890 Goldman Sachs Group Inc/The 5.300% N/A (4) BBB- $ 5,534,774
7,045 Goldman Sachs Group Inc/The 5.500% N/A (4) BBB- 6,688,946
35,413 Total Capital Markets 32,570,349
Communications Equipment - 0.5%
3,520 Vodafone Group PLC 4.125% 6/04/81 BB+ 2,496,595
Consumer Finance - 3.8%
4,200 Ally Financial Inc 4.700% N/A (4) Ba2 2,824,500
5,000 Ally Financial Inc 4.700% N/A (4) Ba2 3,625,000
3,785 American Express Co 3.550% N/A (4) Baa2 2,919,181
4,705 Capital One Financial Corp 3.950% N/A (4) Baa3 3,519,529
3,690 Discover Financial Services 5.500% N/A (4) Ba2 2,852,737
1,745 Discover Financial Services 6.125% N/A (4) Ba2 1,676,421
23,125 Total Consumer Finance 17,417,368
Diversified Financial Services - 2.9%
3,250 Capital Farm Credit ACA, 144A 5.000% N/A (4) BB 2,762,500
350 Compeer Financial ACA, 144A 4.875% N/A (4) BB+ 308,875
6,310 Equitable Holdings Inc 4.950% N/A (4) BBB- 5,868,300
4,352 Voya Financial Inc 6.125% N/A (4) BBB- 4,243,200
14,262 Total Diversified Financial Services 13,182,875
Electric Utilities - 5.1%
2,600 American Electric Power Co Inc 3.875% 2/15/62 BBB 1,996,416
4,530 Edison International 5.000% N/A (4) BB+ 3,669,300
1,445 Edison International 5.375% N/A (4) BB+ 1,178,975
2,000 Electricite de France SA, 144A 5.250% N/A (4) BBB- 1,880,549
14,093 Emera Inc (3) 6.750% 6/15/76 BB+ 13,136,396
2,000 Southern Co 4.000% 1/15/51 BBB- 1,738,980
26,668 Total Electric Utilities 23,600,616
Independent Power And Renewable Electricity Producers - 0.7%
1,700 AES Andes SA, 144A 6.350% 10/07/79 BB 1,381,170
2,215 Vistra Corp, 144A 7.000% N/A (4) Ba3 1,959,400
3,915 Total Independent Power And Renewable Electricity Producers 3,340,570
Independent Power Producers & Energy Traders - 0.8%
2,685 AES Andes SA, 144A 7.125% 3/26/79 BB 2,203,664
1,560 Vistra Corp, 144A 8.000% N/A (4) Ba3 1,482,000
4,245 Total Independent Power Producers & Energy Traders 3,685,664
Industrial Conglomerates - 1.8%
8,440 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (5)
6.623% N/A (4) BBB- 8,134,050
Insurance - 14.8%
2,595 Aegon NV 5.500% 4/11/48 Baa1 2,293,980
2,250 American International Group Inc 5.750% 4/01/48 BBB- 2,010,892
4,516 Assurant Inc 7.000% 3/27/48 Baa3 4,298,961
3,000 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 BBB+ 2,730,000
3,050 AXIS Specialty Finance LLC (3) 4.900% 1/15/40 BBB 2,470,500
1,000 Enstar Finance LLC 5.750% 9/01/40 BBB- 886,382
6,115 Enstar Finance LLC 5.500% 1/15/42 BBB- 4,804,800
1,530 Legal & General Group PLC , Reg S 5.250% 3/21/47 A3 1,346,400
10,345 Markel Corp 6.000% N/A (4) BBB- 9,904,775
8,000 MetLife Inc (3) 5.875% N/A (4) BBB 7,176,331

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Insurance (continued)
$ 945 Prudential Financial Inc 3.700% 10/01/50 BBB+ $ 734,558
1,395 Prudential Financial Inc 5.125% 3/01/52 BBB+ 1,189,475
1,600 QBE Insurance Group Ltd, 144A 5.875% N/A (4) Baa2 1,456,565
8,205 QBE Insurance Group Ltd, 144A (3) 7.500% 11/24/43 Baa1 8,162,838
3,875 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 3,729,378
3,915 SBL Holdings Inc, 144A 6.500% N/A (4) BB 2,955,825
14,500 SBL Holdings Inc, 144A 7.000% N/A (4) BB 11,672,500
76,836 Total Insurance 67,824,160
Media - 0.4%
2,235 Paramount Global 6.375% 3/30/62 Baa3 1,889,512
Multi-Utilities - 4.3%
5,955 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 4,795,115
8,050 CenterPoint Energy Inc 6.125% N/A (4) BBB- 7,560,425
2,500 CMS Energy Corp (3) 4.750% 6/01/50 BBB- 2,072,803
3,210 Sempra Energy 4.875% N/A (4) BBB- 2,915,762
3,400 Sempra Energy 4.125% 4/01/52 BBB- 2,558,500
23,115 Total Multi-Utilities 19,902,605
Oil, Gas & Consumable Fuels - 6.0%
2,490 Enbridge Inc 7.625% 1/15/83 BBB- 2,394,304
2,350 Enbridge Inc 6.000% 1/15/77 BBB- 2,114,616
13,546 Enbridge Inc (3) 5.500% 7/15/77 BBB- 11,623,812
5,345 Energy Transfer LP (3) 6.500% N/A (4) BB 4,596,700
545 Energy Transfer LP 7.125% N/A (4) BB 452,007
2,730 MPLX LP 6.875% N/A (4) BB+ 2,661,750
2,155 Transcanada Trust 5.600% 3/07/82 BBB 1,845,219
2,000 Transcanada Trust 5.500% 9/15/79 BBB 1,675,000
31,161 Total Oil, Gas & Consumable Fuels 27,363,408
Trading Companies & Distributors - 5.3%
3,200 AerCap Global Aviation Trust, 144A (3) 6.500% 6/15/45 BB+ 2,920,000
16,900 AerCap Holdings NV 5.875% 10/10/79 BB+ 15,204,930
4,841 Air Lease Corp 4.650% N/A (4) BB+ 4,034,495
3,673 ILFC E-Capital Trust I, 144A 5.115% 12/21/65 B+ 2,240,530
28,614 Total Trading Companies & Distributors 24,399,955
U.S. Agency - 0.0%
50 Farm Credit Bank of Texas, 144A 6.200% N/A (4) BBB+ 43,831
50 Farm Credit Bank of Texas, 144A 5.700% N/A (4) Baa1 44,695
100 Total U.S. Agency 88,526
Wireless Telecommunication Services - 1.2%
6,000 Vodafone Group PLC 7.000% 4/04/79 BB+ 5,700,000
$ 518,799 Total $1,000 Par (or similar) Institutional Preferred (cost $548,463,215) 460,103,423
Shares Description (1) Coupon Ratings (2) Value
X 135,753,719 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 29.5% (18.7% of Total Investments)
X 135,753,719
Banks - 6.0%
38,600 CoBank ACB 6.200% BBB+ $ 3,860,000
121,601 Fifth Third Bancorp 6.625% Baa3 3,066,777
245,000 KeyCorp 6.200% Baa3 5,973,100
62,700 KeyCorp 6.125% Baa3 1,463,418
168,058 Regions Financial Corp 6.375% Baa3 4,151,033
163,723 Regions Financial Corp 5.700% Baa3 3,408,713

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

NPFD
Shares   Description (1) Coupon Ratings (2) Value
Banks (continued)
136,600 Synovus Financial Corp 5.875% BB- $ 3,018,860
99,600 Wintrust Financial Corp 6.875% BB 2,522,868
Total Banks 27,464,769
Capital Markets - 5.0%
51,400 Goldman Sachs Group Inc/The 5.500% BB+ 1,264,954
166,500 Morgan Stanley 7.125% BBB- 4,170,825
122,800 Morgan Stanley 6.375% BBB- 2,982,812
122,400 Morgan Stanley 6.875% BBB- 3,062,448
431,297 Morgan Stanley 5.850% BBB- 9,881,014
66,000 Morgan Stanley 6.500% BBB- 1,636,800
Total Capital Markets 22,998,853
Diversified Financial Services - 1.9%
31,750 AgriBank FCB 6.875% BBB+ 3,151,187
261,000 Voya Financial Inc 5.350% BBB- 5,530,590
Total Diversified Financial Services 8,681,777
Food Products - 2.6%
157,200 CHS Inc 6.750% N/R 3,840,396
315,300 CHS Inc 7.100% N/R 7,898,265
300 Dairy Farmers of America Inc, 144A 7.875% BB+ 28,650
Total Food Products 11,767,311
Insurance - 8.1%
180,150 American Equity Investment Life Holding Co 6.625% BB 4,172,274
310,550 American Equity Investment Life Holding Co 5.950% BB 6,996,692
340,200 Aspen Insurance Holdings Ltd 5.950% BB+ 7,759,962
194,775 Athene Holding Ltd 6.350% BBB 4,637,593
166,250 Athene Holding Ltd 6.375% BBB 4,144,612
131,900 Enstar Group Ltd 7.000% BBB- 2,899,162
188,600 Reinsurance Group of America Inc 5.750% BBB+ 4,430,214
93,300 Reinsurance Group of America Inc 7.125% BBB+ 2,363,289
Total Insurance 37,403,798
Multi-Utilities - 0.2%
31,600 NiSource Inc 6.500% BBB- 780,836
Oil, Gas & Consumable Fuels - 3.2%
51,100 Energy Transfer LP 7.600% BB 1,176,833
176,668 NuStar Energy LP 10.249% B2 4,091,631
271,200 NuStar Energy LP 9.126% B2 5,760,288
154,289 NuStar Logistics LP 10.813% B 3,843,339
Total Oil, Gas & Consumable Fuels 14,872,091
Thrifts & Mortgage Finance - 1.5%
82,679 Federal Agricultural Mortgage Corp 6.000% N/R 2,124,850
230,765 New York Community Bancorp Inc 6.375% Ba2 4,936,064
Total Thrifts & Mortgage Finance 7,060,914
Trading Companies & Distributors - 1.0%
164,687 Air Lease Corp 6.150% BB+ 3,540,770
43,800 WESCO International Inc 10.625% B 1,182,600
Total Trading Companies & Distributors 4,723,370
Total $25 Par (or similar) Retail Preferred (cost $158,362,832) 135,753,719

Investments in Derivatives
Principal
Amount (000) Description (1) ,(6) Coupon Maturity Ratings (2) Value
X 130,034,936 CONTINGENT CAPITAL SECURITIES - 28.3% (17.9% of Total Investments)
X 130,034,936
Banks - 20.5%
$ 1,000 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A (3)
6.750% N/A (4) Baa2 $ 957,707
3,200 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (4) Ba2 2,858,432
2,200 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (4) Ba2 1,689,414
1,595 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (4) Ba2 1,309,312
715 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (4) Ba2 558,105
3,000 Banco Santander SA 4.750% N/A (4) Ba1 2,111,485
4,000 Banco Santander SA , Reg S 7.500% N/A (4) Ba1 3,788,552
1,600 Barclays PLC 8.000% N/A (4) BBB- 1,433,366
3,800 Barclays PLC 6.125% N/A (4) BBB- 3,296,500
7,903 Barclays PLC 7.750% N/A (4) BBB- 7,438,699
5,995 BNP Paribas SA, 144A 6.625% N/A (4) BBB 5,610,673
735 BNP Paribas SA, 144A 7.750% N/A (4) BBB 692,984
2,089 BNP Paribas SA, 144A 7.000% N/A (4) BBB 1,865,854
5,800 Credit Agricole SA, 144A 8.125% N/A (4) BBB 5,771,000
2,465 Credit Agricole SA, 144A 7.875% N/A (4) BBB 2,448,677
925 Danske Bank A/S , Reg S 4.375% N/A (4) BBB- 737,687
910 Danske Bank A/S , Reg S 7.000% N/A (4) BBB- 839,599
7,000 HSBC Holdings PLC 6.375% N/A (4) BBB 6,230,000
6,290 HSBC Holdings PLC 6.000% N/A (4) BBB 5,096,158
8,441 ING Groep NV , Reg S 6.750% N/A (4) BBB 7,987,296
1,098 Intesa Sanpaolo SpA, 144A 7.700% N/A (4) BB- 950,520
9,185 Lloyds Banking Group PLC 6.750% N/A (4) Baa3 8,364,548
2,000 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 1,906,948
1,500 Macquarie Bank Ltd/London, 144A 6.125% N/A (4) BB+ 1,275,931
7,000 NatWest Group PLC 8.000% N/A (4) BBB- 6,597,850
2,100 Nordea Bank Abp, 144A 6.625% N/A (4) BBB+ 1,978,147
5,000 Societe Generale SA, 144A 8.000% N/A (4) BB 4,923,858
1,500 Societe Generale SA, 144A 4.750% N/A (4) BB+ 1,152,750
1,700 Standard Chartered PLC, 144A 7.750% N/A (4) BBB- 1,679,894
1,080 Standard Chartered PLC, 144A 6.000% N/A (4) BBB- 983,849
1,660 UniCredit SpA , Reg S 8.000% N/A (4) BB- 1,550,025
103,486 Total Banks 94,085,820
Capital Markets - 7.6%
2,460 Credit Suisse Group AG, 144A 7.500% N/A (4) BB- 2,226,256
1,575 Credit Suisse Group AG, 144A 9.750% N/A (4) BB- 1,496,450
10,904 Credit Suisse Group AG, 144A 7.500% N/A (4) BB- 9,663,670
5,850 Credit Suisse Group AG, 144A 6.375% N/A (4) Ba2 4,361,800
6,000 Deutsche Bank AG 6.000% N/A (4) Ba2 4,693,741
9,550 UBS Group AG , Reg S 6.875% N/A (4) BBB 9,052,521
420 UBS Group AG, 144A 7.000% N/A (4) BBB 406,229
3,710 UBS Group AG, 144A 4.875% N/A (4) BBB 2,960,585
40,469 Total Capital Markets 34,861,252
Commercial Banks - 0.2%
1,220 HSBC Holdings PLC 6.375% N/A (4) BBB 1,087,864
$ 145,175 Total Contingent Capital Securities (cost $157,578,209) 130,034,936
Total Long-Term Investments (cost $864,404,256) 725,892,078
Borrowings - (30.4)% (7),(8) (139,800,000)
Reverse Repurchase Agreements, including accrued interest - (11.4)%(9) (52,357,792)
Taxable Fund Preferred Shares, net of deferred offering costs - (18.4)%(10) (84,487,605)
Other Assets Less Liabilities -  2.3%(11) 10,567,646
Net Assets Applicable to Common Shares - 100% $ 459,814,327

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

NPFD
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (470) 12/22 $ (52,308,629) $ (50,099,063) $ 2,209,566
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 460,103,423 $ – $ 460,103,423
$25 Par (or similar) Retail Preferred 128,713,882 7,039,837 – 135,753,719
Contingent Capital Securities – 130,034,936 – 130,034,936
Investments in Derivatives:
Futures Contracts* 2,209,566 – – 2,209,566
Total
$ 130,923,448 $ 597,178,196 $ – $ 728,101,644
*
Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $73,778,949 have been pledged as collateral for reverse repurchase agreements.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(7) Borrowings as a percentage of Total Investments is 19.3%.
(8) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $356,287,749 have been pledged as collateral for borrowings.
(9) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 7.2%.
(10) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.6%.

(11) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.